Expense Example ((Global Conservative Absolute Return Fund), USD $)	0 Months Ended
Jul. 15, 2013
(Global Conservative Absolute Return Fund - Class NAV) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	331
(Global Conservative Absolute Return Fund - Class A) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	448
Expense Example, with Redemption, 3 Years	774
(Global Conservative Absolute Return Fund - Class 1) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
(Global Conservative Absolute Return Fund - Class I) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
(Global Conservative Absolute Return Fund - Class C) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	1,955
Expense Example, with Redemption, 3 Years	4,798
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	1,829
Expense Example, with Redemption, 3 Years	4,718
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	1,804
Expense Example, with Redemption, 3 Years	4,669
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	1,838
Expense Example, with Redemption, 3 Years	4,735
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	1,817
Expense Example, with Redemption, 3 Years	4,694
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	1,780
Expense Example, with Redemption, 3 Years	4,619
(Global Conservative Absolute Return Fund - Class R6) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	$ 365